UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2022
Date of reporting period: December 31, 2022

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2022

ANNUAL REPORT

THE EQUITY SPECIALISTS

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund delivered a total return of -20.13%, versus a -18.11% return for the S&P 500®.

Index Overview

S&P 500®
•	Strongest performing sectors[1]
-	Energy (+66%), Utilities (+1%), and Consumer Staples (-1%)

•	Weakest performing sectors
-	Communication Services (-40%), Consumer Discretionary (-37%), and Information Technology (-29%)

Detractors2 from Performance

•	Communication Services - underperformed the Index sector (-50% vs -40%) and overweight (average weighting 12% vs 9%)
-	Meta Platforms[3] (-64%) - largest individual detractor
-	Alphabet (-39%) and IAC (-66%)

•	Industrials - underperformed the Index sector (-55% vs -6%) and underweight (average weighting 1% vs 8%)
-	DiDi Global (-64%) - no longer a Fund holding

•	Information Technology - underperformed the Index sector (-33% vs -29%)
-	Applied Materials (-38%) and Intel (-47%)

•	No exposure in Energy or Utilities and underweight in Consumer Staples (average weighting 1% vs 7%), the three highest performing sectors of the S&P 500®, respectively.

•	Individual holdings from Financials and Consumer Discretionary
-	Capital One Financial (-35%), Bank of New York Mellon (-19%), and Wells Fargo (-12%)
-	Amazon (-50%)

Contributors to Performance

•	Financials - outperformed the Index sector (-9% vs -10%) and significantly overweight (average weighting 48% vs 12%)
-	Berkshire Hathaway (+4%), Danske Bank (+16%), Chubb (+16%), AIA Group (+12%), DBS Group Holdings (+9%), Markel (+7%), and Loews (+1%)

•	Health Care - outperformed the Index sector (+14% vs -2%)
-	Cigna (+47%) - largest individual contributor

•	Materials - outperformed the Index sector (+34% vs -12%)
-	Teck Resources (+34%)

•	Underweight in weaker performing Index sectors
-	Information Technology (average weighting 15% vs 26%)
-	Consumer Discretionary (average weighting 9% vs 11%)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2012

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(20.13)%	3.57%	8.92%	5.64%	0.69%	0.69%
Standard & Poor’s 500® Index	(18.11)%	9.42%	12.56%	6.43%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.87%	Banks	22.92%	3.83%
Common Stock (Foreign)	18.24%	Diversified Financials	20.87%	5.38%
Short-Term Investments	1.64%	Information Technology	14.16%	25.74%
Other Assets & Liabilities	0.25%	Media & Entertainment	11.91%	6.08%
	100.00%	Health Care	9.00%	15.82%
		Retailing	8.45%	5.47%
		Insurance	7.50%	2.45%
		Materials	2.50%	2.73%
		Capital Goods	1.52%	6.06%
		Food, Beverage & Tobacco	1.17%	3.90%
		Energy	–	5.23%
		Utilities	–	3.18%
		Real Estate	–	2.71%
		Other	–	11.42%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/22 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	9.33%
Wells Fargo & Co.	Banks	8.28%
Capital One Financial Corp.	Consumer Finance	6.15%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	5.93%
Alphabet Inc.*	Media & Entertainment	5.78%
Meta Platforms, Inc., Class A	Media & Entertainment	5.32%
Bank of New York Mellon Corp.	Capital Markets	4.23%
JPMorgan Chase & Co.	Banks	4.18%
Amazon.com, Inc.	Retailing	4.07%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.95%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview - (Continued)
December 31, 2022

New Positions Added (01/01/22-12/31/22)
(Highlighted positions are those greater than 1.20% of the Fund’s 12/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
Owens Corning	Capital Goods	04/05/22	1.43%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	07/08/22	1.02%

Positions Closed (01/01/22-12/31/22)
(Losses greater than $2,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Loss
Alibaba Group Holding Ltd., ADR	Retailing	07/08/22	$(1,053,253)
DiDi Global Inc., Class A, ADS	Transportation	04/28/22	(3,593,697)
Liberty Global plc, Series C	Telecommunication Services	05/17/22	(191,709)
Missfresh Ltd., Class B, ADS	Food & Staples Retailing	05/31/22	(191,246)
Vimeo, Inc.	Media & Entertainment	11/11/22	(550,394)
Vroom, Inc.	Retailing	04/28/22	(2,286,978)

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/22)	(12/31/22)	(07/01/22-12/31/22)
Actual	$1,000.00	$1,023.15	$3.77
Hypothetical	$1,000.00	$1,021.48	$3.77

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.74%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (98.11%)
COMMUNICATION SERVICES – (11.69%)
Media & Entertainment – (11.69%)
Alphabet Inc., Class A *	33,800	$2,982,174
Alphabet Inc., Class C *	22,060	1,957,384
IAC Inc. *	11,240	499,056
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	2,121
Meta Platforms, Inc., Class A *	37,760	4,544,038
	Total Communication Services	9,984,773
CONSUMER DISCRETIONARY – (8.29%)
Retailing – (8.29%)
Amazon.com, Inc. *	41,430	3,480,120
Coupang, Inc., Class A (South Korea)*	46,102	678,160
JD.com, Inc., Class A, ADR (China)	22,620	1,269,661
Naspers Ltd. - N (South Africa)	2,590	430,518
Prosus N.V., Class N (Netherlands)	17,694	1,220,717
	Total Consumer Discretionary	7,079,176
CONSUMER STAPLES – (1.15%)
Food, Beverage & Tobacco – (1.15%)
Darling Ingredients Inc. *	15,640	978,908
	Total Consumer Staples	978,908
FINANCIALS – (50.32%)
Banks – (22.49%)
Danske Bank A/S (Denmark)	107,320	2,121,125
DBS Group Holdings Ltd. (Singapore)	123,107	3,117,657
JPMorgan Chase & Co.	26,598	3,566,792
U.S. Bancorp	76,490	3,335,729
Wells Fargo & Co.	171,244	7,070,665
		19,211,968
Diversified Financials – (20.47%)
Capital Markets – (4.23%)
Bank of New York Mellon Corp.	79,420	3,615,198
Consumer Finance – (6.91%)
American Express Co.	4,439	655,863
Capital One Financial Corp.	56,470	5,249,451
		5,905,314
Diversified Financial Services – (9.33%)
Berkshire Hathaway Inc., Class A *	17	7,968,086
		17,488,598
Insurance – (7.36%)
Life & Health Insurance – (4.37%)
AIA Group Ltd. (Hong Kong)	215,600	2,397,566
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,330,051
		3,727,617
Property & Casualty Insurance – (2.99%)
Chubb Ltd.	7,980	1,760,388
Loews Corp.	5,290	308,566

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2022

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	370	$487,471
		2,556,425
		6,284,042
	Total Financials	42,984,608
HEALTH CARE – (8.83%)
Health Care Equipment & Services – (5.49%)
Cigna Corp.	9,737	3,226,257
Quest Diagnostics Inc.	9,350	1,462,714
		4,688,971
Pharmaceuticals, Biotechnology & Life Sciences – (3.34%)
Viatris Inc.	256,290	2,852,508
	Total Health Care	7,541,479
INDUSTRIALS – (1.49%)
Capital Goods – (1.49%)
Orascom Construction PLC (United Arab Emirates)	13,155	50,989
Owens Corning	14,350	1,224,055
	Total Industrials	1,275,044
INFORMATION TECHNOLOGY – (13.89%)
Semiconductors & Semiconductor Equipment – (11.73%)
Applied Materials, Inc.	51,990	5,062,786
Intel Corp.	59,880	1,582,629
Texas Instruments Inc.	20,410	3,372,140
		10,017,555
Software & Services – (1.14%)
Microsoft Corp.	4,060	973,669
Technology Hardware & Equipment – (1.02%)
Samsung Electronics Co., Ltd. (South Korea)	19,960	872,905
	Total Information Technology	11,864,129
MATERIALS – (2.45%)
Teck Resources Ltd., Class B (Canada)	55,380	2,094,472
	Total Materials	2,094,472
TOTAL COMMON STOCK – (Identified cost $48,405,921)		83,802,589
SHORT-TERM INVESTMENTS – (1.64%)
StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $743,355 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $757,860)	$743,000	743,000
Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $656,312 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 04/01/27-12/01/52, total market value $669,120)	656,000	656,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,399,000)		1,399,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2022

	Total Investments – (99.75%) – (Identified cost $49,804,921)	$85,201,589
	Other Assets Less Liabilities – (0.25%)	216,751
	Net Assets – (100.00%)	$85,418,340

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2022

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$85,201,589
Cash	5,102
Receivables:
Capital stock sold	214
Dividends and interest	73,763
Investment securities sold	312,129
Prepaid expenses	4,617
Total assets	85,597,414
LIABILITIES:
Payables:
Capital stock redeemed	72,467
Accrued audit fees	22,805
Accrued custodian fees	23,700
Accrued investment advisory fees	43,417
Other accrued expenses	16,685
Total liabilities	179,074
NET ASSETS	$85,418,340
SHARES OUTSTANDING	16,173,740
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$5.28
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$16,174
Additional paid-in capital	49,983,896
Distributable earnings	35,418,270
Net Assets	$85,418,340

*Including:
Cost of investments	$49,804,921

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2022

INVESTMENT INCOME:
Income:
Dividends*		$2,009,533
Interest		36,134
Total income		2,045,667
Expenses:
Investment advisory fees (Note 3)	$699,723
Custodian fees	31,084
Transfer agent fees	13,365
Audit fees	24,205
Legal fees	6,144
Accounting fees (Note 3)	6,998
Reports to shareholders	6,809
Directors’ fees and expenses	67,181
Registration and filing fees	53
Miscellaneous	23,530
Total expenses		879,092
Net investment income		1,166,575
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		32,032,614
Foreign currency transactions		(261)
Net realized gain		32,032,353
Net decrease in unrealized appreciation		(71,152,891)
Net realized and unrealized loss on investments and foreign currency transactions		(39,120,538)
Net decrease in net assets resulting from operations		$(37,953,963)
*Net of foreign taxes withheld of		$23,345

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2022	2021
OPERATIONS:
Net investment income	$1,166,575	$1,197,048
Net realized gain from investments and foreign currency transactions	32,032,353	35,183,006
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(71,152,891)	1,361,114
Net increase (decrease) in net assets resulting from operations	(37,953,963)	37,741,168
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(22,187,016)	(37,073,808)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(72,736,831)	5,262,431
Total increase (decrease) in net assets	(132,877,810)	5,929,791

NET ASSETS:
Beginning of year	218,296,150	212,366,359
End of year	$85,418,340	$218,296,150

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$9,984,773	$–	$–	$9,984,773
Consumer Discretionary	7,079,176	–	–	7,079,176
Consumer Staples	978,908	–	–	978,908
Financials	42,984,608	–	–	42,984,608
Health Care	7,541,479	–	–	7,541,479
Industrials	1,275,044	–	–	1,275,044
Information Technology	11,864,129	–	–	11,864,129
Materials	2,094,472	–	–	2,094,472
Short-Term Investments	–	1,399,000	–	1,399,000
Total Investments	$83,802,589	$1,399,000	$–	$85,201,589

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

At December 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$50,810,586
Unrealized appreciation	38,000,316
Unrealized depreciation	(3,609,313)
Net unrealized appreciation	$34,391,003

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, equalization, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification. During the year ended December 31, 2022, amounts have been reclassified to reflect increases (decreases) as follows:

Additional paid-in capital	$14,459,506

Distributable earnings	(14,459,506)

The tax character of distributions paid during the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Ordinary income	$1,192,850	$1,515,278
Long-term capital gain	20,994,166	35,558,530
Total	$22,187,016	$37,073,808

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$185,930

Undistributed long-term capital gain	1,003,470

Net unrealized appreciation on investments and foreign currency transactions	34,388,771

Other temporary differences	(159,901)

Total	$35,418,270

DAVIS VALUE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2022 were $9,423,542 and $100,953,379, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2022 amounted to $6,998.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 4 - CAPITAL STOCK

At December 31, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	418,390	4,274,955	(12,818,466)	(8,125,121)
Value:	$3,207,743	$22,187,016	$(98,131,590)	$(72,736,831)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	976,627	4,110,178	(3,953,486)	1,133,319
Value:	$10,420,262	$37,073,808	$(42,231,639)	$5,262,431

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2022, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2022, the Fund declared and paid long-term capital gain distributions in the amount of $20,994,166. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $35,453,672.

During the calendar year ended December 31, 2022, $1,192,850 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,192,850 or 100% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.98	$9.17	$8.48	$6.89	$10.19
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.07	0.06	0.06	0.07	0.09
Net Realized and Unrealized Gains (Losses)	(1.91)	1.59	0.93	2.09	(1.49)
Total from Investment Operations	(1.84)	1.65	0.99	2.16	(1.40)
Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.07)	(0.06)	(0.14)	(0.09)
Distributions from Realized Gains	(1.76)	(1.77)	(0.24)	(0.43)	(1.81)
Total Dividends and Distributions	(1.86)	(1.84)	(0.30)	(0.57)	(1.90)
Net Asset Value, End of Period	$5.28	$8.98	$9.17	$8.48	$6.89
Total Return[b]	(20.13)%	17.85%	11.72%	31.17%	(13.60)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$85,418	$218,296	$212,366	$217,068	$194,007
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.65%	0.65%	0.64%	0.64%
Net[c]	0.69%	0.65%	0.65%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.52%	0.71%	0.90%	0.86%
Portfolio Turnover Rate[d]	8%	20%	13%	8%	23%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Minneapolis, Minnesota
February 8, 2023

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2022

ANNUAL REPORT

THE EQUITY SPECIALISTS

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund delivered a total return of -8.53%, versus a -18.11% return for the S&P 500®.

S&P 500®
•	Strongest performing sectors[1]
-	Energy (+66%), Utilities (+1%), and Consumer Staples (-1%)
•	Weakest performing sectors
-	Communication Services (-40%), Consumer Discretionary (-37%), and Information Technology (-29%)

S&P 500® Financials industries
•	Strongest performing
-	Insurance (+10%) and Diversified Financial Services (+1%)
•	Weakest performing
-	Banks (-19%), Consumer Finance (-19%), and Capital Markets (-17%)

Contributors2 to Performance

•	Insurance - outperformed the Index industry (+12% vs +10%)
-	Chubb[3] (+16%) - largest individual contributor
-	Alleghany (+25%), Markel (+7%), Everest Re Group (+24%), Loews (+1%), and Greenlight Capital (+4%)
-	Alleghany - no longer a Fund holding

•	Diversified Financial Services - outperformed the Index industry (+4% vs +1%)
-	Berkshire Hathaway (+4%)

•	Banks - outperformed the Index industry (-12% vs -19%)
-	Danske Bank (+16%) and DBS Group Holdings (+9%)

•	Select non-financial company
-	Prosus (+22%) - new Fund holding

Detractors from Performance

•	Consumer Finance - underperformed the Index industry (-27% vs -19%)
-	Capital One Financial (-35%) - largest individual detractor

•	Individual Bank holdings
-	Bank of America (-24%), U.S. Bancorp (-19%), PNC Financial (-19%), JPMorgan Chase (-13%), Wells Fargo (-12%), Bank of N.T. Butterfield (-18%), and Fifth Third Bancorp (-10%)
-	Fifth Third Bancorp - new Fund holding

•	Other select holdings
-	Rocket Companies (-46%) and Bank of New York Mellon (-19%)

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2012

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(8.53)%	4.76%	10.21%	5.93%	0.75%	0.75%
Standard & Poor’s 500® Index	(18.11)%	9.42%	12.56%	6.43%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.21%	Banks	46.40%	3.83%
Common Stock (Foreign)	23.36%	Insurance	18.57%	2.45%
Short-Term Investments	1.88%	Capital Markets	12.77%	3.13%
Other Assets & Liabilities	(0.45)%	Consumer Finance	10.76%	0.51%
	100.00%	Diversified Financial Services	7.16%	1.73%
		Retailing	2.62%	5.47%
		Thrifts & Mortgage Finance	1.72%	–
		Information Technology	–	25.74%
		Health Care	–	15.82%
		Media & Entertainment	–	6.08%
		Capital Goods	–	6.06%
		Energy	–	5.23%
		Food, Beverage & Tobacco	–	3.90%
		Other	–	20.05%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/22 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.06%
Capital One Financial Corp.	Consumer Finance	6.80%
JPMorgan Chase & Co.	Banks	6.56%
Wells Fargo & Co.	Banks	6.27%
Chubb Ltd.	Property & Casualty Insurance	6.10%
Markel Corp.	Property & Casualty Insurance	5.97%
Julius Baer Group Ltd.	Capital Markets	5.59%
U.S. Bancorp	Banks	5.17%
Bank of New York Mellon Corp.	Capital Markets	5.06%
DBS Group Holdings Ltd.	Banks	5.03%

New Positions Added (01/01/22-12/31/22)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
Fifth Third Bancorp	Banks	05/06/22	4.22%
Prosus N.V., Class N	Retailing	03/10/22	2.59%

Positions Closed (01/01/22-12/31/22)
Security	Industry	Date of Final Sale	Realized Gain
Alleghany Corp.	Reinsurance	06/14/22	$820,234

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/22)	(12/31/22)	(07/01/22-12/31/22)
Actual	$1,000.00	$1,079.27	$4.04
Hypothetical	$1,000.00	$1,021.32	$3.92

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.77%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (98.57%)
CONSUMER DISCRETIONARY – (2.59%)
Retailing – (2.59%)
Prosus N.V., Class N (Netherlands)	19,930	$1,374,980
	Total Consumer Discretionary	1,374,980
FINANCIALS – (95.98%)
Banks – (47.43%)
Banks – (45.73%)
Bank of America Corp.	78,690	2,606,213
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	45,990	1,370,962
Danske Bank A/S (Denmark)	99,410	1,964,789
DBS Group Holdings Ltd. (Singapore)	105,437	2,670,168
DNB Bank ASA (Norway)	62,990	1,250,246
Fifth Third Bancorp	68,240	2,238,954
JPMorgan Chase & Co.	26,000	3,486,600
Metro Bank PLC (United Kingdom)*	97,530	142,670
PNC Financial Services Group, Inc.	15,730	2,484,396
U.S. Bancorp	63,010	2,747,866
Wells Fargo & Co.	80,670	3,330,864
		24,293,728
Thrifts & Mortgage Finance – (1.70%)
Rocket Companies, Inc., Class A	128,770	901,390
		25,195,118
Diversified Financials – (30.25%)
Capital Markets – (12.59%)
Bank of New York Mellon Corp.	59,000	2,685,680
Charles Schwab Corp.	12,390	1,031,591
Julius Baer Group Ltd. (Switzerland)	50,949	2,967,732
		6,685,003
Consumer Finance – (10.60%)
American Express Co.	13,690	2,022,697
Capital One Financial Corp.	38,830	3,609,637
		5,632,334
Diversified Financial Services – (7.06%)
Berkshire Hathaway Inc., Class A *	8	3,749,688
		16,067,025
Insurance – (18.30%)
Life & Health Insurance – (1.25%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	665,026
Property & Casualty Insurance – (15.30%)
Chubb Ltd.	14,696	3,241,938
Loews Corp.	29,440	1,717,235
Markel Corp. *	2,405	3,168,563
		8,127,736
Reinsurance – (1.75%)
Everest Re Group, Ltd.	1,890	626,100

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	37,300	$303,995
			930,095
			9,722,857
		Total Financials	50,985,000
	TOTAL COMMON STOCK – (Identified cost $32,780,339)		52,359,980
SHORT-TERM INVESTMENTS – (1.88%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $529,253 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $539,580)	$529,000	529,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $466,222 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-6.00%, 05/26/28-12/01/52, total market value $475,320)	466,000	466,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $995,000)		995,000
	Total Investments – (100.45%) – (Identified cost $33,775,339)		53,354,980
	Liabilities Less Other Assets – (0.45%)		(236,631)
		Net Assets – (100.00%)	$53,118,349

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2022

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$53,354,980
Cash	654
Receivables:
Capital stock sold	31,824
Dividends and interest	98,638
Prepaid expenses	2,626
Total assets	53,488,722
LIABILITIES:
Payables:
Capital stock redeemed	295,536
Accrued audit fees	20,104
Accrued investment advisory fees	25,911
Other accrued expenses	28,822
Total liabilities	370,373
NET ASSETS	$53,118,349
SHARES OUTSTANDING	4,402,988
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.06
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,403
Additional paid-in capital	32,806,537
Distributable earnings	20,307,409
Net Assets	$53,118,349
*Including:
Cost of investments	$33,775,339

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2022

INVESTMENT INCOME:
Income:
Dividends*		$1,471,026
Interest		15,991
Total income		1,487,017
Expenses:
Investment advisory fees (Note 3)	$324,121
Custodian fees	22,399
Transfer agent fees	12,396
Audit fees	21,503
Legal fees	2,829
Accounting fees (Note 3)	2,502
Reports to shareholders	2,902
Directors’ fees and expenses	37,650
Registration and filing fees	17
Miscellaneous	16,735
Total expenses		443,054
Net investment income		1,043,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,648,326
Foreign currency transactions		(14,066)
Net realized gain		2,634,260
Net decrease in unrealized appreciation		(10,132,114)
Net realized and unrealized loss on investments and foreign currency transactions		(7,497,854)
Net decrease in net assets resulting from operations		$(6,453,891)

*Net of foreign taxes withheld of		$40,575

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2022	2021
OPERATIONS:
Net investment income	$1,043,963	$876,395
Net realized gain from investments and foreign currency transactions	2,634,260	4,904,469
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(10,132,114)	11,309,017
Net increase (decrease) in net assets resulting from operations	(6,453,891)	17,089,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(2,964,777)	(6,021,876)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(5,298,517)	892,019
Total increase (decrease) in net assets	(14,717,185)	11,960,024

NET ASSETS:
Beginning of year	67,835,534	55,875,510
End of year	$53,118,349	$67,835,534

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Consumer Discretionary	$1,374,980	$–	$–	$1,374,980
Financials	50,985,000	–	–	50,985,000
Short-Term Investments	–	995,000	–	995,000
Total Investments	$52,359,980	$995,000	$–	$53,354,980

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$33,886,232
Unrealized appreciation	21,939,976
Unrealized depreciation	(2,471,228)
Net unrealized appreciation	$19,468,748

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Ordinary income	$1,074,679	$1,549,748
Long-term capital gain	1,890,098	4,472,128
Total	$2,964,777	$6,021,876

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$29,613

Undistributed long-term capital gain	850,985

Net unrealized appreciation on investments and foreign currency transactions	19,468,360

Other temporary differences	(41,549)

Total	$20,307,409

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2022 were $6,720,827 and $13,310,114, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2022 amounted to $2,502.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 4 - CAPITAL STOCK

At December 31, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	825,855	249,141	(1,528,029)	(453,033)
Value:	$11,409,386	$2,964,777	$(19,672,680)	$(5,298,517)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,290,688	429,520	(1,621,580)	98,628
Value:	$18,293,169	$6,021,876	$(23,423,026)	$892,019

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2022, the Fund declared and paid long-term capital gain distributions in the amount of $1,890,098.

During the calendar year ended December 31, 2022, $1,074,679 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $939,048 or 87% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.97	$11.74	$13.47	$11.55	$15.50
Income (Loss) from Investment Operations:
Net Investment Income	0.23[a]	0.20	0.17	0.22	0.21
Net Realized and Unrealized Gains (Losses)	(1.43)	3.39	(0.99)	2.77	(1.89)
Total from Investment Operations	(1.20)	3.59	(0.82)	2.99	(1.68)
Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.21)	(0.17)	(0.21)	(0.20)
Distributions from Realized Gains	(0.46)	(1.15)	(0.74)	(0.86)	(2.07)
Total Dividends and Distributions	(0.71)	(1.36)	(0.91)	(1.07)	(2.27)
Net Asset Value, End of Period	$12.06	$13.97	$11.74	$13.47	$11.55
Total Return[b]	(8.53)%	30.54%	(5.99)%	25.86%	(10.67)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,118	$67,836	$55,876	$67,991	$61,692
Ratio of Expenses to Average Net Assets:
Gross	0.75%	0.70%	0.73%	0.70%	0.69%
Net[c]	0.75%	0.70%	0.73%	0.70%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.28%	1.49%	1.58%	1.31%
Portfolio Turnover Rate[d]	12%	13%	12%	6%	23%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Minneapolis, Minnesota
February 8, 2023

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

18

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2022

ANNUAL REPORT

THE EQUITY SPECIALISTS

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio performed in line with the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund delivered a total return of -26.80%, versus a -26.75% return for the Wilshire Index.

Index Overview

Wilshire Index
•	Strongest performing sub-industries[1]
-	Diversified REITs (-5%), Hotels, Resorts and Cruise Lines (-6%), and Hotel & Resort REITs (-12%)

•	Weakest performing sub-industries
-	Office REITs (-36%), Residential REITs (-32%), and Real Estate Operating Companies (-31%)

Detractors2 from Performance

•	Office REITs - underperformed the Index sub-industry (-39% vs -36%) and overweight (average weighting 12% vs 10%)
-	Alexandria Real Estate Equities[3] (-33%) and Douglas Emmett (-51%)

•	Industrial REITs - underperformed the Index sub-industry (-32% vs -30%)
-	Prologis (-31%) - largest individual detractor
-	Rexford Industrial Realty (-31%) and Terreno Realty (-32%)

•	Underweight in Diversified REITs (average weighting 1% vs 2%)

•	Individual holdings from Specialized REITs and Residential REITs
-	Digital Realty Trust (-41%) and American Tower (-26%)
-	Essex Property Trust (-38%), AvalonBay Communities (-34%), and Equity Residential (-32%)

Contributors to Performance

•	Specialized REITs - outperformed the Index sub-industry (-25% vs -27%) and overweight (average weighting 24% vs 22%)
-	CatchMark Timber Trust (+27%) and VICI Properties (+13%)
-	CatchMark Timber Trust - no longer a Fund holding

•	Residential REITs - performed in line with the Index sub-industry (both -32%) and underweight (average weighting 18% vs 23%)
-	American Campus Communities (+14%) - largest individual contributor but no longer a Fund holding after announced it was being taken private

•	Repurchase agreement position (cash) in a down market (3% average position)

•	Recently added UK Office REIT investments
-	Derwent London (+31%) and Great Portland Estates (+19%)

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2012

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(26.80)%	2.71%	5.67%	7.39%	1.07%	1.00%
Standard & Poor’s 500® Index	(18.11)%	9.42%	12.56%	6.43%
Wilshire U.S. Real Estate Securities Index	(26.75)%	3.36%	6.48%	9.00%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2022

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	97.00%	Specialized REITs	25.97%	22.13%
Common Stock (Foreign)	1.26%	Residential REITs	17.57%	21.27%
Short-Term Investments	1.67%	Industrial REITs	16.23%	17.47%
Other Assets & Liabilities	0.07%	Office REITs	13.67%	8.97%
	100.00%	Retail REITs	13.20%	12.81%
		Health Care REITs	6.63%	10.50%
		Hotel & Resort REITs	3.86%	3.78%
		Diversified REITs	1.47%	2.26%
		Integrated Telecommunication Services	1.40%	–
		Hotels, Resorts & Cruise Lines	–	0.57%
		Real Estate Operating Companies	–	0.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/22 Net Assets)

Prologis, Inc.	Industrial REITs	7.24%
Public Storage	Specialized REITs	4.76%
Equinix, Inc.	Specialized REITs	4.63%
Simon Property Group, Inc.	Retail REITs	4.21%
Alexandria Real Estate Equities, Inc.	Office REITs	4.16%
Brixmor Property Group, Inc.	Retail REITs	3.94%
American Tower Corp.	Specialized REITs	3.83%
AvalonBay Communities, Inc.	Residential REITs	3.76%
Rexford Industrial Realty, Inc.	Industrial REITs	3.65%
Essex Property Trust, Inc.	Residential REITs	3.49%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview - (Continued)
December 31, 2022

New Positions Added (01/01/22-12/31/22)
(Highlighted positions are those greater than 1.30% of the Fund’s 12/31/22 net assets)
Security	Sub-Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
CubeSmart	Specialized REITs	01/24/22	1.41%
Derwent London plc	Office REITs	10/07/22	0.66%
Great Portland Estates plc	Office REITs	10/07/22	0.60%
Innovative Industrial Properties, Inc.	Industrial REITs	01/14/22	1.21%
NetSTREIT Corp.	Retail REITs	01/05/22	1.29%
Radius Global Infrastructure, Inc., Class A	Integrated Telecommunication Services	01/20/22	1.37%

Positions Closed (01/01/22-12/31/22)
(Gains and losses greater than $70,000 are highlighted)
Security	Sub-Industry	Date of Final Sale	Realized Gain (Loss)
Acadia Realty Trust	Retail REITs	11/22/22	$(34,164)
American Campus Communities, Inc.	Residential REITs	04/25/22	258,016
CatchMark Timber Trust Inc., Class A	Specialized REITs	08/24/22	35,201
CyrusOne Inc.	Specialized REITs	01/24/22	51,703
Healthcare Realty Trust Inc.	Health Care REITs	10/11/22	(32,900)
SL Green Realty Corp.	Office REITs	07/18/22	(51,462)
Vornado Realty Trust	Office REITs	05/12/22	(74,876)

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/22)	(12/31/22)	(07/01/22-12/31/22)
Actual	$1,000.00	$927.57	$4.86
Hypothetical	$1,000.00	$1,020.16	$5.09

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2022

	Shares	Value (Note 1)
COMMON STOCK – (98.26%)
COMMUNICATION SERVICES – (1.37%)
Telecommunication Services – (1.37%)
Integrated Telecommunication Services – (1.37%)
Radius Global Infrastructure, Inc., Class A *	11,630	$137,467
Total Communication Services		137,467
REAL ESTATE – (96.89%)
Equity Real Estate Investment Trusts (REITs) – (96.89%)
Diversified REITs – (1.45%)
STORE Capital Corp.	4,520	144,911
Health Care REITs – (6.51%)
Healthpeak Properties, Inc.	4,490	112,564
Ventas, Inc.	6,420	289,221
Welltower Inc.	3,820	250,401
		652,186
Hotel & Resort REITs – (3.79%)
Host Hotels & Resorts Inc.	10,460	167,883
Sunstone Hotel Investors, Inc.	21,930	211,844
		379,727
Industrial REITs – (15.95%)
Americold Realty Trust, Inc.	2,330	65,962
Innovative Industrial Properties, Inc.	1,200	121,620
Prologis, Inc.	6,427	724,516
Rexford Industrial Realty, Inc.	6,690	365,541
Terreno Realty Corp.	5,610	319,041
		1,596,680
Office REITs – (13.44%)
Alexandria Real Estate Equities, Inc.	2,860	416,616
Boston Properties, Inc.	1,450	97,991
Cousins Properties, Inc.	11,375	287,674
Derwent London plc (United Kingdom)	2,310	66,131
Douglas Emmett, Inc.	12,230	191,766
Great Portland Estates plc (United Kingdom)	9,980	59,723
Highwoods Properties, Inc.	3,750	104,925
Hudson Pacific Properties, Inc.	12,350	120,166
		1,344,992
Residential REITs – (17.26%)
American Homes 4 Rent, Class A	7,140	215,200
AvalonBay Communities, Inc.	2,330	376,341
Camden Property Trust	1,970	220,404
Equity Residential	3,630	214,170
Essex Property Trust, Inc.	1,650	349,668
Sun Communities, Inc.	850	121,550
UDR, Inc.	5,950	230,443
		1,727,776
Retail REITs – (12.97%)
Brixmor Property Group, Inc.	17,400	394,458
Federal Realty Investment Trust	1,410	142,467
NetSTREIT Corp.	7,040	129,043

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Retail Opportunity Investments Corp.	14,005	$210,495
	Simon Property Group, Inc.	3,590	421,753
			1,298,216
	Specialized REITs – (25.52%)
	American Tower Corp.	1,810	383,467
	Crown Castle Inc.	2,270	307,903
	CubeSmart	3,510	141,278
	Digital Realty Trust, Inc.	2,860	286,772
	Equinix, Inc.	708	463,761
	Extra Space Storage Inc.	1,390	204,580
	Life Storage, Inc.	1,590	156,615
	Public Storage	1,700	476,323
	VICI Properties Inc.	4,120	133,488
			2,554,187
		Total Real Estate	9,698,675
	TOTAL COMMON STOCK – (Identified cost $8,581,127)		9,836,142
SHORT-TERM INVESTMENTS – (1.67%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $89,043 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $90,780)	$89,000	89,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $78,037 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.50%, 01/15/26-12/01/52, total market value $79,560)	78,000	78,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $167,000)		167,000
	Total Investments – (99.93%) – (Identified cost $8,748,127)		10,003,142
	Other Assets Less Liabilities – (0.07%)		7,376
		Net Assets – (100.00%)	$10,010,518

*	Non-income producing security.

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2022

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$10,003,142
Cash	584
Receivables:
Capital stock sold	2,377
Dividends and interest	45,493
Prepaid expenses	606
Due from Adviser	1,370
Total assets	10,053,572
LIABILITIES:
Payables:
Capital stock redeemed	90
Accrued audit fees	18,929
Accrued custodian fees	8,180
Accrued investment advisory fees	6,871
Other accrued expenses	8,984
Total liabilities	43,054
NET ASSETS	$10,010,518
SHARES OUTSTANDING	755,151
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.26
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$755
Additional paid-in capital	8,860,108
Distributable earnings	1,149,655
Net Assets	$10,010,518
*Including:
Cost of investments	$8,748,127

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2022

INVESTMENT INCOME:
Income:
Dividends*		$322,669
Interest		6,542
Total income		329,211
Expenses:
Investment advisory fees (Note 3)	$70,299
Custodian fees	10,175
Transfer agent fees	7,267
Audit fees	20,328
Legal fees	620
Accounting fees (Note 3)	2,000
Reports to shareholders	829
Directors’ fees and expenses	10,865
Registration and filing fees	4
Miscellaneous	14,157
Total expenses		136,544
Reimbursement of expenses by Adviser (Note 3)		(8,750)
Net expenses		127,794
Net investment income		201,417
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		317,831
Foreign currency transactions		(213)
Net realized gain		317,618
Net decrease in unrealized appreciation		(4,594,323)
Net realized and unrealized loss on investments and foreign currency transactions		(4,276,705)
Net decrease in net assets resulting from operations		$(4,075,288)
*Net of foreign taxes withheld of		$42

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2022	2021
OPERATIONS:
Net investment income	$201,417	$116,880
Net realized gain from investments and foreign currency transactions	317,618	841,005
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(4,594,323)	3,916,022
Net increase (decrease) in net assets resulting from operations	(4,075,288)	4,873,907
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(831,969)	(167,554)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(1,738,208)	323,329
Total increase (decrease) in net assets	(6,645,465)	5,029,682
NET ASSETS:
Beginning of year	16,655,983	11,626,301
End of year	$10,010,518	$16,655,983

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$137,467	$–	$–	$137,467
Real Estate	9,698,675	–	–	9,698,675
Short-Term Investments	–	167,000	–	167,000
Total Investments	$9,836,142	$167,000	$–	$10,003,142

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2022 through December 31, 2022) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2022, the Fund had long-term post-October losses in the amount of $53,848.

At December 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$8,887,797
Unrealized appreciation	2,071,553
Unrealized depreciation	(956,208)
Net unrealized appreciation	$1,115,345

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, deferred post-October losses, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Ordinary income	$207,248	$167,554
Long-term capital gain	624,721	–
Total	$831,969	$167,554

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$99,130

Net unrealized appreciation on investments and foreign currency transactions	1,115,343

Deferred long-term post-October losses	(53,848)

Other temporary differences	(10,970)

Total	$1,149,655

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2022 were $2,720,851 and $4,136,799, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the year ended December 31, 2022, such reimbursements amounted to $8,750.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2022 amounted to $2,000.

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 4 - CAPITAL STOCK

At December 31, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	59,555	62,238	(211,411)	(89,618)
Value:	$1,017,777	$831,969	$(3,587,954)	$(1,738,208)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	155,394	9,658	(147,690)	17,362
Value:	$2,619,644	$167,554	$(2,463,869)	$323,329

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2022, the Fund declared and paid long-term capital gain distributions in the amount of $624,721.

During the calendar year ended December 31, 2022, $207,248 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $0 or 0% as income qualifying for the corporate dividends-received deduction.

16

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.72	$14.05	$15.69	$13.02	$14.85
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.26	0.14	0.17	0.28	0.30
Net Realized and Unrealized Gains (Losses)	(5.55)	5.73	(1.48)	3.06	(1.01)
Total from Investment Operations	(5.29)	5.87	(1.31)	3.34	(0.71)
Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.20)	(0.27)	(0.15)	(0.41)
Distributions from Realized Gains	(0.89)	–	(0.06)	(0.52)	(0.71)
Total Dividends and Distributions	(1.17)	(0.20)	(0.33)	(0.67)	(1.12)
Net Asset Value, End of Period	$13.26	$19.72	$14.05	$15.69	$13.02
Total Return[b]	(26.80)%	41.98%	(8.08)%	25.74%	(4.82)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,011	$16,656	$11,626	$14,414	$12,564
Ratio of Expenses to Average Net Assets:
Gross	1.07%	0.97%	1.04%	0.97%	1.00%
Net[c]	1.00%	0.97%	1.00%	0.97%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.58%	0.83%	1.28%	1.83%	2.07%
Portfolio Turnover Rate[d]	22%	28%	24%	15%	40%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Minneapolis, Minnesota
February 8, 2023

18

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2022 and December 31, 2021 were $63,788 and $59,360, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2022 and December 31, 2021 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2022 and December 31, 2021 were $29,161 and $25,775, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2022 and December 31, 2021 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2022 and December 31, 2021.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 8, 2023